RESTRICTED CASH AND INVESTMENTS (Details Narrative)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
RESTRICTED CASH AND INVESTMENTS
Cash on deposit		$ 9,000,000
Additional cash on deposit		$ 135,000
Deposite	$ 793,000		$ 803,000
Fund withdrew	$ 815,000		$ 811,000